Intangible assets, net - Impairment loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
Total impairment loss	$ 3,291	$ 90	$ 416
Selling, general and administrative expenses
Intangible assets, net
Total impairment loss	$ 223	$ 90	$ 376
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Research and development expenses	Research and development expenses	Research and development expenses
Research and development expenses
Intangible assets, net
Total impairment loss	$ 3,068	$ 0	$ 40
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Research and development expenses	Research and development expenses	Research and development expenses